UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.9%
Communication Services - 5.1%
Alphabet, Inc., Class A *	1,500	$1,624,200
Walt Disney Co.	30,000	4,189,200
		5,813,400
Consumer Discretionary - 4.7%
NIKE, Inc., Class B	24,600	2,065,170
Polaris Industries, Inc.	8,400	766,332
Starbucks Corp.	30,500	2,556,815
		5,388,317
Consumer Staples - 7.1%
Coca-Cola Co.	80	4,073
PepsiCo, Inc.	8,200	1,075,266
Procter & Gamble Co.	19,900	2,182,035
Reckitt Benckiser Group plc - ADR	111,500	1,770,620
Wal-Mart Stores, Inc.	28,100	3,104,769
		8,136,763
Financials - 4.2%
Berkshire Hathaway, Inc., Class B *	22,300	4,753,691

Health Care - 8.8%
Becton, Dickinson & Co.	3,500	882,035
Biogen, Inc. *	10,800	2,525,796
Medtronic plc	5,200	506,428
Novo Nordisk - ADR	74,600	3,807,584
Varian Medical Systems, Inc. *	16,600	2,259,758
		9,981,601
Industrials - 8.9%
3M Co.	10,300	1,785,402
C.H. Robinson Worldwide, Inc.	19,700	1,661,695
Expeditors International of Washington, Inc.	25,600	1,942,016
United Technologies Corp.	37,000	4,817,400
		10,206,513
Information Technology - 23.1%
Accenture plc, Class A	9,500	1,755,315
Apple, Inc.	26,700	5,284,464
Cisco Systems, Inc.	79,800	4,367,454
Cognizant Technology Solutions Corp., Class A	47,200	2,992,008
International Business Machines Corp.	24,800	3,419,920
Microsoft Corp.	28,400	3,804,464
Oracle Corp.	84,600	4,819,662
		26,443,287
Total Common Stocks
(Cost $51,820,674)		70,723,572

SHORT-TERM INVESTMENTS - 32.4%	Par
U.S. Treasury Bills
1.87%, 07/25/2019 (a)	$12,700,000	12,683,532
2.04%, 08/15/2019 (a)	12,000,000	11,968,688
2.05%, 09/19/2019 (a)	12,500,000	12,442,426

Total Short-Term Investments
(Cost $37,087,156)		37,094,646

Total Investments - 94.3%
(Cost $88,907,830)		107,818,218
Other Assets and Liabilities, Net - 5.7%		6,500,991
Total Net Assets - 100.0%		$114,319,209

*	Non-income producing security.
(a)	Rate shown is the effective yield as of June 30, 2019.
ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,723,572	$-	$-	$70,723,572
Short-Term Investments	-	37,094,646	-	37,094,646
Total Investments	$70,723,572	$37,094,646	$-	$107,818,218

Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date   August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date    August 20, 2019

By (Signature and Title) * /s/ Benjamin J. Eirich
                                           Benjamin J. Eirich, Treasurer

Date    August 20, 2019

* Print the name and title of each signing officer under his or her signature.